Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	MoneyHero Limited
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001974044
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41838
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	70 Shenton Way
Entity Address, Address Line Two	#18-15, EON Shenton
Entity Address, Postal Zip Code	S079118
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1409
Auditor Name	Ernst & Young
Auditor Location	Hong Kong
Business Contact
Document Information Line Items
Entity Address, Address Line One	70 Shenton Way
Entity Address, Address Line Two	#18-15, EON Shenton
Entity Address, Postal Zip Code	S079118
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Contact Personnel Name	Shaun Kraft
City Area Code	+65
Local Phone Number	6322 4392
Contact Personnel Email Address	IR@MoneyHeroGroup.com
Class A ordinary shares, par value $0.0001 per share
Document Information Line Items
Trading Symbol	MNY
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Trading Symbol	MNYWW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	25,280,667
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	13,254,838